Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (79,967)	$ (10,957)	¥ (22,556)	¥ (322,496)
Less: net loss from discontinued operations	(4,496)	(616)	(15,051)	(27,446)
Net loss from continuing operations	(75,471)	(10,341)	(7,505)	(295,050)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	9,357	1,282	16,430	42,447
Amortization of intangible assets	472	65	1,437	3,946
Loss on disposal of property, equipment and other long-lived assets	2,558	350	14,146	4,065
Gain from termination of right-of-use assets	(953)	(131)	(30,427)	(27,347)
Loss on disposal of intangible assets			95
Loss on disposal of creditor’s right of long-term prepaid expense			46,866
Impairment of long-lived assets and long-term prepaid expenses	967	132	29,109	111,308
Impairment of long-term investment	17,979	2,463	25,603
Impairment of Goodwill				16,991
(Gain)/Loss on disposal of subsidiaries	607	83	(112,792)	(22,951)
Gain on dissolution of subsidiaries			(16,932)
Gain on disposal of long-term investments			(6,370)
Amortization of right-of-use assets	18,771	2,572	62,401	140,123
Change in fair value of warrant liabilities	(4,949)	(678)	(9,099)	(9,062)
Change in fair value of put option liabilities			(373)	(706)
Share-based compensation	11,333	1,553	25,722	14,721
Credit loss	(3,599)	(493)	16,854	10,212
(Gain)/Loss from equity method investment	483	66	(795)
Deferred income tax benefit			(19)	(343)
Interest expense/(income)	496	68	(1,395)	15,916
Other expense/(income), net	(29,885)	(4,092)	1,174
Changes in operating assets and liabilities:
Accounts receivable	15,279	2,093	111,209	(75,030)
Prepaid expenses and other current assets	31,298	4,288	(11,892)	(52,937)
Amount due from related parties	(47,008)	(6,440)	(30,629)	31,685
Long-term prepaid expenses			25,269
Rental deposit, non-current	(887)	(122)	4,409	9,590
Accounts payable	7,522	1,031	(40,199)	(20,205)
Accrued expenses and other current liabilities	(8,305)	(1,138)	(32,033)	35,331
Deferred workspace membership fee	(2,732)	(374)	(3,216)	(27,592)
Contract liabilities	(226)	(31)	(5,829)	(7,229)
Income tax payable	6,375	873	7,545	785
Deferred subsidy income	(644)	(88)	(2,163)	(2,239)
Amount due to related parties	67,789	9,287	(25,316)	18,315
Lease liabilities	(5,982)	(820)	(37,904)	(85,993)
Refundable deposits from members, non-current	(3,142)	(430)	1,117	(11,168)
Net cash (used in)/provided by operating activities from continuing operations	7,503	1,028	14,498	(182,417)
Net cash provided by/(used in) operating activities from discontinued operations	(3,640)	(499)	2,498	6,520
Net cash (used in)/provided by operating activities	3,863	529	16,996	(175,897)
Cash Flows from investing activities
Purchase of short-term investments	(34,538)	(4,732)	(99,753)	(209,180)
Redemption of short-term investments	51,788	7,095	90,476	227,883
Purchase of property and equipment	(4,924)	(675)	(13,524)	(12,994)
Proceeds from disposal of property and equipment	29	4	85	6,977
Loan collected from third parties				5,000
Loan provided to related parties	(473)	(65)
Loan collection from related parties	343	47
Proceeds from disposal of long-term investments			6,370
Proceeds from settlement of non-current assets	5,000	685	35,000
Cash net decrease due to disposal of subsidiaries			(1,793)	(1,089)
Cash net decrease due to termination of the Ucommune Venture VIE Agreement	(5,670)	(777)
Collection of cash in Trust Account				19,271
Net cash provided by investing activities from continuing operations	11,555	1,582	16,861	35,868
Net cash used in investing activities from discontinued operations	(169)	(23)	(154)	(7,219)
Net cash provided by investing activities	11,386	1,559	16,707	28,649
Cash flows from financing activities
Capital contribution from shareholders	1,705	234
Distribution of dividend to noncontrolling interest shareholders	(98)	(13)
Capital contribution from noncontrolling shareholders				895
Loan repaid to related parties	(2,622)	(359)	(12,000)
Loan received from related parties	2,528	346		12,000
Loan received from third parties	9,658	1,323	1,539	14,846
Loan repaid to third parties	(814)	(112)	(7,305)	(61,238)
Redemption of convertible bond			(5,482)
Cash received from issuing convertible bond				17,684
Cash received from exercise of warrant	430	59
Net cash (used in)/provided by financing activities from continuing operations	10,787	1,478	(23,248)	(15,813)
Net cash provided by/(used in) financing activities from discontinued operations	7,298	1,000	(7,541)	894
Net cash (used in)/provided by financing activities	18,085	2,478	(30,789)	(14,919)
Effects of exchange rate changes	7,165	982	(886)	(1,083)
Net (decrease)/increase in cash, cash equivalents and restricted cash	40,499	5,548	2,028	(163,250)
Cash, cash equivalents and restricted cash – beginning of the period	55,273	7,573	53,245	216,495
Cash and cash equivalents	95,772		54,288	53,245
Restricted cash, current			985
Cash, cash equivalents and restricted cash – end of the period	95,772	13,121	55,273	53,245
Less: Cash, cash equivalents and restricted cash of discontinued operations	5,402	740	1,913	7,110
Cash, cash equivalents and restricted cash – end of the period from continuing operations	90,370	12,381	53,360	46,135
Supplemental disclosure of cash flow information from continuing operations:
Interest paid	1,614	221	3,834	9,132
Income taxes paid			58	698
Supplemental disclosure of noncash information from continuing operations:
Payable for purchase of property and equipment			2,511	30,965
Payable for investments and acquisitions				5,006
Right-of-use assets obtained in exchange for new operating lease liabilities			12,980	42,215
ROU assets disposed as reduction of operating lease liabilities due to lease termination	32,375	4,435	140,507	290,316
Disposal of property to related party as settlement of payable				24,150
Conversion of convertible bond’s principal			15,199	1,940
Disposal of properties and prepaid expenses and other current assets in exchange for long-term investments			48,300
Settlement of accrued expenses and other current liabilities with other non-current assets	15,685	2,149
Settlement of other non-current assets with properties	54,200	7,425
Accrued payroll payable settled by share-based compensation	17,516	2,400
Loan exempt from related party	¥ 3,662	$ 502